UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2017

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

EML-SEM

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Bond exposure (i)

Issuer country weightings of bonds (i)(x)
Brazil	14.5%
Mexico	12.2%
Indonesia	11.7%
South Africa	9.8%
Colombia	8.9%
Poland	6.6%
Peru	5.5%
Russia	5.3%
India	5.2%
Other Countries	20.3%

Fixed income sectors (i)
Sovereign Emerging Markets	87.1%
Other Government Entity-Emerging Markets Quasi Government	7.0%
Emerging Markets Corporate Bonds	4.8%
Developed Markets Corporate Bonds	0.3%
Supranational	0.3%
Sovereign Developed Markets	0.3%
Government Securities Hedge (t)	(4.1)%

Currency exposure (i)(y)

Currency exposure weightings (i)(y)
Mexican Peso	12.1%
Indonesian Rupiah	11.4%
Turkish Lira	10.4%
Russian Ruble	8.0%
Brazilian Real	8.0%
South African Rand	8.0%
Polish Zloty	7.6%
Colombian Peso	7.0%
Peruvian Sol	5.9%
Other Currencies	21.6%

Composition including fixed income credit quality (a)(i)
AA	0.3%
A	19.2%
BBB	34.7%
BB	24.9%
B	4.2%
Not Rated	12.4%
Non-Fixed Income	(0.3)%
Cash & Cash Equivalents	6.7%
Other	(2.1)%

Portfolio Composition – continued

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts with a bond equivalent exposure of (4.1)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.10%	$1,000.00	$1,025.95	$5.53
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
B	Actual	1.85%	$1,000.00	$1,022.13	$9.28
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
C	Actual	1.85%	$1,000.00	$1,022.14	$9.28
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
I	Actual	0.85%	$1,000.00	$1,027.23	$4.27
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R1	Actual	1.85%	$1,000.00	$1,022.13	$9.28
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
R2	Actual	1.35%	$1,000.00	$1,024.68	$6.78
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R3	Actual	1.10%	$1,000.00	$1,025.94	$5.53
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R4	Actual	0.85%	$1,000.00	$1,027.23	$4.27
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R6	Actual	0.73%	$1,000.00	$1,027.83	$3.67
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 90.0%
Issuer	Shares/Par		Value ($)
Argentina - 3.1%
Province of Santa Fe, 7%, 3/23/2023 (n)		$334,000	$347,909
Province of Cordoba, 7.45%, 9/01/2024 (n)		618,000	642,887
Republic of Argentina, 21.2%, 9/19/2018	ARS	37,732,000	2,500,312
Republic of Argentina, 22.75%, 3/05/2018	ARS	92,771,320	6,130,138

			$9,621,246
Bermuda - 0.3%
Government of Bermuda, 4.854%, 2/06/2024		$747,000	$792,440

Brazil - 14.1%
Federative Republic of Brazil, 6%, 8/15/2022	BRL	11,890,811	$3,862,240
JBS Investments GmbH, 7.25%, 4/03/2024		$765,000	800,381
Nota do Tesouro Nacional, 6%, 8/15/2020	BRL	22,018,471	7,141,451
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	51,483,000	16,260,069
Nota do Tesouro Nacional, 6%, 5/15/2021	BRL	15,201,949	4,923,493
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	26,023,000	8,152,287
Nota do Tesouro Nacional, 6%, 8/15/2026	BRL	9,395,504	3,092,938

			$44,232,859
Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 5/15/2022		$450,000	$463,500
First Quantum Minerals Ltd., 7.5%, 4/01/2025 (n)		507,000	517,140

			$980,640
Chile - 0.9%
E.CL S.A., 4.5%, 1/29/2025		$758,000	$781,046
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		956,000	1,020,635
Enel Americas S.A., 4%, 10/25/2026		263,000	261,356
GNL Quintero S.A., 4.634%, 7/31/2029		780,000	812,175

			$2,875,212
Colombia - 6.1%
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024 (n)	COP	3,861,000,000	$1,320,627
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024	COP	1,000,000,000	342,043
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)		$662,000	712,113
Titulos de Tesoreria, 11%, 7/24/2020	COP	3,836,400,000	1,501,274
Titulos de Tesoreria, “B”, 6%, 4/28/2028	COP	18,839,600,000	6,167,644
Titulos de Tesoreria, “B”, 7%, 5/04/2022	COP	8,907,000,000	3,179,163

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Colombia - continued
Titulos de Tesoreria, “B”, 10%, 7/24/2024	COP	14,061,900,000	$5,848,928

			$19,071,792
Egypt - 0.2%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$625,000	$649,844

Guatemala - 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$937,000	$993,314
Energuate Trust, 5.875%, 5/03/2027 (z)		953,000	967,295

			$1,960,609
India - 5.0%
Adani Transmission Ltd., 4%, 8/03/2026 (n)		$527,000	$517,205
Delhi International Airport, 6.125%, 10/31/2026 (n)		419,000	445,755
Delhi International Airport, 6.125%, 10/31/2026		297,000	315,965
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		818,000	787,139
Government of India, 8.12%, 12/10/2020	INR	844,950,000	13,652,122

			$15,718,186
Indonesia - 11.5%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$837,000	$824,445
Republic of Indonesia, 8.25%, 7/15/2021	IDR	37,329,000,000	2,947,616
Republic of Indonesia, 7%, 5/15/2022	IDR	255,197,000,000	19,375,749
Republic of Indonesia, 8.375%, 3/15/2024	IDR	102,863,000,000	8,279,850
Republic of Indonesia, 9%, 3/15/2029	IDR	53,555,000,000	4,502,003

			$35,929,663
Jordan - 0.4%
Kingdom of Jordan, 6.125%, 1/29/2026		$509,000	$519,994
Hikma Pharmaceuticals PLC, 4.25%, 4/10/2020		787,000	795,893

			$1,315,887
Kazakhstan - 0.7%
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		$784,000	$779,100
KazMunayGas National Co., 5.75%, 4/19/2047 (n)		791,000	771,304
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		612,000	591,498

			$2,141,902
Malaysia - 3.8%
Government of Malaysia, 3.26%, 3/01/2018	MYR	6,969,000	$1,606,866
Government of Malaysia, 3.759%, 3/15/2019	MYR	19,215,000	4,464,821
Government of Malaysia, 4.232%, 6/30/2031	MYR	16,157,000	3,633,780
Government of Malaysia, 4.254%, 5/31/2035	MYR	10,247,000	2,279,770

			$11,985,237

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - 8.8%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$1,247,196
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)		$972,000	954,990
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	1,259,258
Petroleos Mexicanos, 4.625%, 9/21/2023		$793,000	797,599
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	23,983,900	1,111,590
Petroleos Mexicanos, FRN, 4.769%, 3/11/2022 (n)		$724,000	786,373
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	26,990,000	1,380,379
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	MXN	3,000,000	153,432
United Mexican States, 8%, 12/07/2023	MXN	179,720,000	9,994,591
United Mexican States, 7.75%, 5/29/2031	MXN	182,070,000	9,927,688

			$27,613,096
Morocco - 0.3%
Office Cherifien des Phosphates S.A., 5.625%, 4/25/2024		$800,000	$853,200

Nigeria - 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$139

Paraguay - 0.7%
Republic of Paraguay, 4.625%, 1/25/2023		$612,000	$641,070
Republic of Paraguay, 4.7%, 3/27/2027 (n)		775,000	789,725
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		704,000	734,427

			$2,165,222
Peru - 5.4%
Bonos de Tesoreria, 5.7%, 8/12/2024	PEN	6,533,000	$2,059,343
Bonos de Tesoreria, 8.2%, 8/12/2026	PEN	18,910,000	6,905,329
El Fondo Mivivienda S.A., 7%, 2/14/2024	PEN	10,346,000	3,269,256
Inkia Energy Ltd., 8.375%, 4/04/2021		$710,000	732,720
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		220,000	228,525
Republic of Peru, 6.35%, 8/12/2028 (n)	PEN	9,364,000	2,987,820
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$725,000	755,813

			$16,938,806
Poland - 4.8%
Government of Poland, 2%, 4/25/2021	PLN	5,126,000	$1,289,957
Government of Poland, 5.75%, 9/23/2022	PLN	31,874,000	9,363,686
Government of Poland, 2.5%, 7/25/2026	PLN	17,740,000	4,278,600

			$14,932,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Qatar - 0.3%
State of Qatar, 4.625%, 6/02/2046		$948,000	$989,617

Russia - 5.3%
Gaz Capital S.A., 7.288%, 8/16/2037		$666,000	$790,623
Polyus Gold International Ltd., 5.25%, 2/07/2023 (n)		637,000	649,740
Russian Federation, 7%, 1/25/2023	RUB	288,176,000	4,929,933
Russian Federation, 7.05%, 1/19/2028	RUB	323,588,000	5,468,769
Russian Federation, 8.5%, 9/17/2031	RUB	248,914,000	4,656,595

			$16,495,660
Serbia - 0.2%
Republic of Serbia, 6.75%, 11/01/2024		$467,787	$474,991

South Africa - 11.1%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$1,854,519
Republic of South Africa, 7.75%, 2/28/2023	ZAR	111,126,000	8,178,275
Republic of South Africa, 10.5%, 12/21/2026	ZAR	22,330,000	1,865,023
Republic of South Africa, 7%, 2/28/2031	ZAR	204,532,000	12,751,318
Republic of South Africa, 6.5%, 2/28/2041	ZAR	116,803,000	6,235,320
Transnet SOC Ltd., 10.5%, 9/17/2020	ZAR	20,000,000	1,562,023
Transnet SOC Ltd., 9.5%, 5/13/2021	ZAR	22,700,000	1,632,963
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)	ZAR	9,960,000	716,489

			$34,795,930
Sri Lanka - 0.5%
Government of Sri Lanka, 10.75%, 3/01/2021	LKR	121,000,000	$765,977
Government of Sri Lanka, 11.5%, 8/01/2026	LKR	134,000,000	851,844

			$1,617,821
Supranational - 0.3%
West African Development Bank, 5.5%, 5/06/2021 (n)		$821,000	$872,444

Thailand - 1.7%
Government of Thailand, 2.125%, 12/17/2026	THB	137,669,000	$3,775,796
Kingdom of Thailand, 3.875%, 6/13/2019	THB	52,217,000	1,580,836

			$5,356,632
Turkey - 3.6%
Republic of Turkey, 8%, 3/12/2025	TRY	14,005,000	$3,485,528
Republic of Turkey, 10.6%, 2/11/2026	TRY	27,220,000	7,851,149

			$11,336,677
Total Bonds (Identified Cost, $275,455,848)			$281,717,995

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.1%
Issuer	Shares/Par		Value ($)
Energy - Independent - 0.1%
Pacific Exploration & Production Corp.		8,187	$241,272
Total Common Stocks (Identified Cost, $1,265,281)			$241,272

Issuer/Expiration Date/Strike Price	Number/Par amount of Contracts
Put Options Purchased - 0.0%
iShares MSCI Emerging Markets ETF - September 2017 @ $34		2,390	$74,090
EUR Currency - June 2017 @ $1.1175	EUR	4,689,000	15,783
Total Put Options Purchased (Identified Cost, $125,924)			$89,873

Issuer	Shares/Par
Money Market Funds - 5.9%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $18,463,465)		18,464,271	$18,464,272
Total Investments (Identified Cost, $295,310,518)			$300,513,412

Other Assets, Less Liabilities - 4.0%			12,520,453
Net Assets - 100.0%			$313,033,865

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,777,640 representing 6.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Energuate Trust, 5.875%, 5/03/2027	4/27/17	$963,700	$967,295
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

COIBR	Colombia Overnight Interbank Reference Rate
JIBAR	Johannesburg Interbank Reference Rate
PLC	Public Limited Company

Portfolio of Investments (unaudited) – continued

PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Goldman Sachs International	1,372,000	5/02/17	$431,948	$432,255	$307
BUY	BRL	JPMorgan Chase Bank N.A.	419,000	6/02/17	130,675	131,022	347
BUY	BRL	Morgan Stanley Capital Services, Inc.	1,152,000	5/02/17	360,700	362,943	2,243
SELL	BRL	Goldman Sachs International	1,372,000	5/02/17	437,012	432,255	4,757
SELL	BRL	JPMorgan Chase Bank N.A.	56,363,683	6/02/17	17,801,119	17,624,963	176,156

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	BRL	Morgan Stanley Capital Services, Inc.	6,150,000	5/02/17-6/02/17	$1,939,117	$1,925,821	$13,296
SELL	CAD	Citibank N.A.	6,259,000	6/09/17	4,671,192	4,587,691	83,501
SELL	CAD	Deutsche Bank AG	2,292,000	6/09/17	1,710,328	1,679,979	30,349
SELL	CAD	Goldman Sachs International	2,010,000	6/09/17	1,495,315	1,473,280	22,035
SELL	CNH	JPMorgan Chase Bank N.A.	11,688,000	8/11/17	1,726,596	1,680,810	45,786
BUY	COP	Morgan Stanley Capital Services, Inc.	9,151,289,685	5/17/17	3,053,737	3,103,071	49,334
SELL	COP	Morgan Stanley Capital Services, Inc.	2,469,372,000	5/17/17	848,341	837,329	11,012
BUY	CZK	BNP Paribas S.A.	1,778,000	10/09/18	72,781	74,716	1,935
BUY	CZK	Deutsche Bank AG	4,386,000	6/09/17	172,951	178,346	5,395
BUY	CZK	Goldman Sachs International	19,350,000	11/14/18	803,905	815,068	11,163
BUY	CZK	JPMorgan Chase Bank N.A.	115,976,000	7/10/17-10/09/18	4,678,474	4,730,493	52,019
BUY	EUR	Deutsche Bank AG	5,315,000	6/09/17	5,788,280	5,800,051	11,771
BUY	EUR	Goldman Sachs International	3,399,000	6/09/17	3,672,604	3,709,195	36,591
BUY	EUR	JPMorgan Chase Bank N.A.	5,680,226	6/09/17-11/14/18	6,144,632	6,294,617	149,985
SELL	EUR	Goldman Sachs International	2,144,000	11/14/18	2,416,288	2,412,143	4,145
BUY	HUF	Deutsche Bank AG	1,903,340,774	6/09/17	6,484,188	6,627,655	143,467
SELL	HUF	Deutsche Bank AG	105,633,000	6/09/17	368,027	367,826	201
BUY	ILS	Deutsche Bank AG	5,706,000	6/09/17	1,561,692	1,577,250	15,558
BUY	ILS	Morgan Stanley Capital Services, Inc.	5,794,000	6/09/17	1,574,679	1,601,575	26,896

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	INR	JPMorgan Chase Bank N.A.	103,063,000	6/13/17	$1,583,246	$1,592,888	$9,642
SELL	INR	JPMorgan Chase Bank N.A.	95,905,000	6/13/17	1,483,656	1,482,258	1,398
BUY	JPY	Goldman Sachs International	701,869,000	6/09/17	6,182,179	6,305,306	123,127
SELL	KRW	Barclays Bank PLC	165,798,000	5/15/17	146,990	145,722	1,268
SELL	KRW	JPMorgan Chase Bank N.A.	7,152,877,000	5/15/17	6,344,015	6,286,758	57,257
BUY	MXN	Goldman Sachs International	48,691,000	6/09/17	2,491,057	2,570,473	79,416
BUY	MXN	JPMorgan Chase Bank N.A.	246,290,343	6/09/17	12,382,622	13,002,047	619,425
BUY	MXN	Morgan Stanley Capital Services, Inc.	4,826,000	6/09/17	252,931	254,772	1,841
SELL	MXN	Brown Brothers Harriman	31,519,000	6/09/17	1,664,937	1,663,937	1,000
SELL	MXN	Morgan Stanley Capital Services, Inc.	41,802,000	6/09/17	2,208,386	2,206,792	1,594
BUY	MYR	Barclays Bank PLC	11,724,838	5/02/17-5/30/17	2,624,147	2,698,456	74,309
BUY	MYR	Citibank N.A.	9,347,039	5/02/17	2,100,694	2,153,200	52,506
BUY	MYR	JPMorgan Chase Bank N.A.	32,827,039	5/02/17	7,434,293	7,562,091	127,798
BUY	PEN	JPMorgan Chase Bank N.A.	12,384,295	5/31/17	3,772,249	3,804,969	32,720
BUY	PEN	Morgan Stanley Capital Services, Inc.	646,000	5/31/17	197,493	198,478	985
SELL	PHP	JPMorgan Chase Bank N.A.	23,333,000	6/30/17	466,520	465,558	962
BUY	PLN	JPMorgan Chase Bank N.A.	40,333,348	6/09/17	9,904,737	10,393,155	488,418
BUY	RON	JPMorgan Chase Bank N.A.	26,781,405	5/24/17	6,363,117	6,429,486	66,369
BUY	RUB	JPMorgan Chase Bank N.A.	258,143,917	5/10/17-5/30/17	4,490,683	4,510,950	20,267
SELL	SGD	Brown Brothers Harriman	4,209,000	6/09/17	3,013,828	3,013,720	108
SELL	SGD	JPMorgan Chase Bank N.A.	2,187,000	6/27/17	1,567,626	1,566,220	1,406

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	THB	JPMorgan Chase Bank N.A.	516,398,908	5/22/17	$14,886,103	$14,925,504	$39,401
BUY	TRY	Goldman Sachs International	9,587,000	6/09/17	2,630,696	2,669,939	39,243
BUY	TRY	JPMorgan Chase Bank N.A.	71,337,069	6/09/17	18,631,704	19,867,074	1,235,370
BUY	TWD	JPMorgan Chase Bank N.A.	99,837,000	5/15/17	3,277,322	3,310,528	33,206
BUY	ZAR	Brown Brothers Harriman	5,828,000	6/09/17	424,319	433,338	9,019
SELL	ZAR	Brown Brothers Harriman	46,315,000	6/09/17	3,561,162	3,443,730	117,432
SELL	ZAR	Deutsche Bank AG	58,849,875	6/09/17	4,416,792	4,375,755	41,037
SELL	ZAR	Goldman Sachs International	24,864,000	6/09/17	1,944,870	1,848,751	96,119
SELL	ZAR	Morgan Stanley Capital Services, Inc.	40,032,000	6/09/17	3,073,828	2,976,561	97,267

							$4,368,159

Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	1,550,000	5/02/17	$490,864	$488,335	$(2,529)
SELL	BRL	JPMorgan Chase Bank N.A.	1,550,000	5/02/17	487,989	488,335	(346)
SELL	BRL	Morgan Stanley Capital Services, Inc.	974,000	6/02/17	302,217	304,570	(2,353)
BUY	CLP	Morgan Stanley Capital Services, Inc.	2,166,586,992	5/15/17	3,290,613	3,244,382	(46,231)
BUY	CNH	JPMorgan Chase Bank N.A.	9,780,000	8/11/17	1,411,217	1,406,427	(4,790)
SELL	CNH	JPMorgan Chase Bank N.A.	19,203,000	12/11/17	2,690,186	2,739,187	(49,001)
BUY	CZK	Goldman Sachs International	54,633,000	11/14/18	2,318,593	2,301,272	(17,321)
BUY	CZK	JPMorgan Chase Bank N.A.	118,897,000	7/10/17-10/09/18	4,957,675	4,898,399	(59,276)
SELL	CZK	JPMorgan Chase Bank N.A.	119,209,000	10/09/18-11/14/18	4,940,072	5,016,859	(76,787)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Brown Brothers Harriman	1,467,000	6/09/17	$1,581,196	$1,600,880	$(19,684)
SELL	EUR	Deutsche Bank AG	1,460,000	6/09/17	1,563,644	1,593,241	(29,597)
SELL	EUR	Goldman Sachs International	3,746,000	6/09/17-11/14/18	4,045,214	4,111,392	(66,178)
SELL	EUR	JPMorgan Chase Bank N.A.	2,840,000	7/10/17	3,038,488	3,104,404	(65,916)
SELL	HUF	Brown Brothers Harriman	229,888,000	6/09/17	797,750	800,497	(2,747)
SELL	HUF	Morgan Stanley Capital Services, Inc.	140,491,000	6/09/17	480,447	489,206	(8,759)
BUY	IDR	JPMorgan Chase Bank N.A.	9,693,942,000	5/09/17	727,934	726,826	(1,108)
SELL	IDR	JPMorgan Chase Bank N.A.	6,984,544,000	5/09/17	522,678	523,683	(1,005)
SELL	IDR	Merrill Lynch International	3,552,949,404	5/09/17	266,039	266,391	(352)
SELL	INR	JPMorgan Chase Bank N.A.	557,000	5/15/17	8,450	8,643	(193)
BUY	JPY	Goldman Sachs International	511,943,000	6/09/17	4,679,136	4,599,088	(80,048)
SELL	JPY	Goldman Sachs International	701,869,000	6/09/17	6,133,193	6,305,306	(172,113)
SELL	KRW	Barclays Bank PLC	3,453,583,000	5/09/17	3,001,165	3,035,202	(34,037)
BUY	MXN	Deutsche Bank AG	112,866,000	6/09/17	6,033,168	5,958,370	(74,798)
SELL	MXN	Morgan Stanley Capital Services, Inc.	116,009,000	6/09/17	6,121,412	6,124,294	(2,882)
BUY	MYR	Barclays Bank PLC	13,158,000	5/30/17	3,027,960	3,027,231	(729)
BUY	MYR	JPMorgan Chase Bank N.A.	1,279,039	5/30/17	294,303	294,266	(37)
SELL	MYR	Barclays Bank PLC	3,230,000	5/02/17	743,212	744,068	(856)
SELL	MYR	Citibank N.A.	9,347,039	5/02/17	2,150,722	2,153,200	(2,478)
SELL	MYR	JPMorgan Chase Bank N.A.	32,827,039	5/02/17	7,354,405	7,562,091	(207,686)
SELL	PEN	JPMorgan Chase Bank N.A.	288,000	5/31/17	88,141	88,486	(345)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	PEN	Morgan Stanley Capital Services, Inc.	3,406,608	5/31/17	$1,031,890	$1,046,651	$(14,761)
SELL	PLN	Deutsche Bank AG	1,887,000	6/09/17	482,606	486,245	(3,639)
SELL	PLN	Goldman Sachs International	3,744,000	6/09/17	945,499	964,759	(19,260)
SELL	PLN	Goldman Sachs International	1,748,000	6/09/17	429,258	450,427	(21,169)
SELL	RON	JPMorgan Chase Bank N.A.	959,000	5/24/17	225,366	230,230	(4,864)
BUY	RUB	JPMorgan Chase Bank N.A.	32,381,000	5/10/17	568,356	567,752	(604)
BUY	RUB	Morgan Stanley Capital Services, Inc.	265,850,272	5/10/17	4,684,619	4,661,280	(23,339)
SELL	SGD	Barclays Bank PLC	6,691,000	6/09/17	4,743,372	4,790,877	(47,505)
SELL	THB	JPMorgan Chase Bank N.A.	21,537,000	5/22/17	621,917	622,485	(568)
SELL	TRY	Goldman Sachs International	1,020,000	6/09/17	272,921	284,066	(11,145)
SELL	TRY	Morgan Stanley Capital Services, Inc.	4,393,000	6/09/17	1,221,824	1,223,432	(1,608)
SELL	TWD	JPMorgan Chase Bank N.A.	197,801,000	5/15/17	6,414,821	6,558,949	(144,128)
BUY	ZAR	Brown Brothers Harriman	17,169,000	6/09/17	1,329,720	1,276,593	(53,127)
BUY	ZAR	JPMorgan Chase Bank N.A.	25,789,988	6/09/17	1,959,056	1,917,603	(41,453)
BUY	ZAR	Morgan Stanley Capital Services, Inc.	1,575,000	6/09/17	119,783	117,108	(2,675)
SELL	ZAR	Brown Brothers Harriman	11,675,000	6/09/17	866,656	868,089	(1,433)
SELL	ZAR	Deutsche Bank AG	9,881,713	6/09/17	719,557	734,750	(15,193)

							$(1,436,653)

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-OAT 10 yr (Short)	EUR	60	$9,793,240	June - 2017	$(194,690)
German Euro Bund 10 yr (Short)	EUR	9	1,586,042	June - 2017	(11,392)
U.S. Treasury Bond 10 yr (Short)	USD	10	1,354,531	June - 2017	(38,005)

Total					$(244,087)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/17

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
7/29/21	COP	12,000,000,000	Goldman Sachs International	6.58% (fixed rate)	COIBR (floating rate)	$225,305
9/06/21	COP	10,000,000,000	Goldman Sachs International	6.275% (fixed rate)	COIBR (floating rate)	150,207
4/10/22	CZK	78,861,000	JPMorgan Chase Bank	PRIBOR (floating rate)	0.85% (fixed rate)	23,802
4/26/26	CZK	78,869,000	JPMorgan Chase Bank	PRIBOR (floating rate)	0.66% (fixed rate)	183,003
4/06/22	CZK	79,062,000	JPMorgan Chase Bank	PRIBOR (floating rate)	0.695% (fixed rate)	49,263
2/18/26	ZAR	8,315,000	JPMorgan Chase Bank	8.715% (fixed rate)	JIBAR (floating rate)	33,917
2/22/26	ZAR	30,000,000	JPMorgan Chase Bank	8.82% (fixed rate)	JIBAR (floating rate)	137,592

						$803,089

Credit Default Swap Agreements
6/20/22	USD	1,789,000	Goldman Sachs International (a)	(1)	1.00% (fixed rate)	$75,811
6/20/22	USD	6,388,000	JPMorgan Chase Bank (b)	(1)	1.00% (fixed rate)	270,697

						$346,508

						$1,149,597

Liability Derivatives
Interest Rate Swap Agreements
4/26/18	CZK	384,345,000	JPMorgan Chase Bank	0.30% (fixed rate)	PRIBOR (floating rate)	$(21,556)
1/15/21	PLN	11,998,000	JPMorgan Chase Bank	1.805% (fixed rate)	WIBOR (floating rate)	(46,362)
2/22/21	PLN	9,135,000	JPMorgan Chase Bank	1.75% (fixed rate)	WIBOR (floating rate)	(42,661)

						$(110,579)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements at 4/30/17

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/20/27	MXN	48,579,000	Merrill Lynch International	7.855% (fixed rate)	TIIE (floating rate)	$71,002
1/21/27	MXN	49,079,000	Merrill Lynch International	7.86% (fixed rate)	TIIE (floating rate)	72,574
1/29/27	MXN	64,360,000	Merrill Lynch International	7.78% (fixed rate)	TIIE (floating rate)	76,983
2/25/27	MXN	18,470,000	Merrill Lynch International	7.735% (fixed rate)	TIIE (floating rate)	18,748

						$239,307

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of South Africa, an A rated bond. The fund entered into the contract to buy issuer protection.
(a)	Net unamortized premiums paid by the fund amounted to $101,826.
(b)	Net unamortized premiums paid by the fund amounted to $301,583.

At April 30, 2017, the fund had cash collateral of $734,056 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with broker” on the Statements of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $276,847,053)	$282,049,140
Underlying affiliated funds, at value (identified cost, $18,463,465)	18,464,272
Total investments, at value (identified cost, $295,310,518)	$300,513,412
Cash	803,798
Deposits with broker	734,056
Foreign currency, at value (identified cost, $339,812)	339,848
Due from brokers	77,224
Receivables for
Forward foreign currency exchange contracts	4,368,159
Investments sold	3,415,608
Fund shares sold	231,922
Interest	6,206,974
Swaps, at value (net unamortized premiums paid, $403,409)	1,149,597
Receivable from investment adviser	84,716
Other assets	1,248
Total assets	$317,926,562
Liabilities
Payables for
Distributions	$4,867
Forward foreign currency exchange contracts	1,436,653
Daily variation margin on open futures contracts	48,276
Daily variation margin on open swap agreements	41,382
Investments purchased	2,265,822
Fund shares reacquired	8,181
Swaps, at value	110,579
Payable to affiliates
Shareholder servicing costs	150,394
Distribution and service fees	172
Payable for independent Trustees’ compensation	1,739
Deferred country tax expense payable	556,330
Accrued expenses and other liabilities	268,302
Total liabilities	$4,892,697
Net assets	$313,033,865
Net assets consist of
Paid-in capital	$328,262,122
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $515,593 deferred country tax)	8,299,743
Accumulated net realized gain (loss) on investments and foreign currency	(20,263,033)
Accumulated distributions in excess of net investment income	(3,264,967)
Net assets	$313,033,865
Shares of beneficial interest outstanding	44,791,762

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,630,631	376,519	$6.99
Class B	262,295	37,491	7.00
Class C	489,832	70,110	6.99
Class I	1,430,363	205,067	6.98
Class R1	55,410	7,918	7.00
Class R2	55,906	7,997	6.99
Class R3	264,878	37,877	6.99
Class R4	56,376	8,065	6.99
Class R6	307,788,174	44,040,718	6.99

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.30 [100 / 95.75 x $6.99]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$10,292,648
Dividends from underlying affiliated funds	114,161
Dividends	44,529
Foreign taxes withheld	(248,821)
Total investment income	$10,202,517
Expenses
Management fee	$1,149,214
Distribution and service fees	7,401
Shareholder servicing costs	279,802
Administrative services fee	28,830
Independent Trustees’ compensation	5,155
Custodian fee	142,179
Shareholder communications	6,696
Audit and tax fees	36,502
Legal fees	1,633
Miscellaneous	97,964
Total expenses	$1,755,376
Reduction of expenses by investment adviser and distributor	(621,541)
Net expenses	$1,133,835
Net investment income	$9,068,682
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $53,227 country tax)	$1,068,621
Underlying affiliated funds	(5,732)
Futures contracts	603,220
Swap agreements	1,298,221
Foreign currency	(7,576,730)
Net realized gain (loss) on investments and foreign currency	$(4,612,400)
Change in unrealized appreciation (depreciation)
Investments (net of $297,189 increase in deferred country tax)	$1,598,475
Futures contracts	(481,542)
Swap agreements	(1,292,501)
Translation of assets and liabilities in foreign currencies	4,366,292
Net unrealized gain (loss) on investments and foreign currency translation	$4,190,724
Net realized and unrealized gain (loss) on investments and foreign currency	$(421,676)
Change in net assets from operations	$8,647,006

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/17 (unaudited)		Year ended 10/31/16
Change in net assets
From operations
Net investment income	$9,068,682		$18,555,513
Net realized gain (loss) on investments and foreign currency	(4,612,400)		(15,348,566)
Net unrealized gain (loss) on investments and foreign currency translation	4,190,724		28,826,040
Change in net assets from operations	$8,647,006		$32,032,987
Distributions declared to shareholders
From net investment income	$(7,175,918	)(d)	$(7,431,849)
From tax return of capital	—		(7,151,677)
Total distributions declared to shareholders	$(7,175,918)		$(14,583,526)
Change in net assets from fund share transactions	$(7,263,797)		$(13,466,970)
Total change in net assets	$(5,792,709)		$3,982,491
Net assets
At beginning of period	318,826,574		314,844,083
At end of period (including accumulated distributions in excess of net investment income of $3,264,967 and $5,157,731, respectively)	$313,033,865		$318,826,574

(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.96		$6.61	$8.62	$9.01		$9.10	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36	$0.37	$0.11		$0.49	$0.44	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	(1.97)	(0.38)		(0.08)	(0.73)	(0.13)
Total from investment operations	$0.17		$0.63	$(1.60)	$(0.27)		$0.41	$(0.29)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.02)	$(0.01)		$—	$(0.24)	$(0.22)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.14)	(0.39)	(0.11)		(0.50)	(0.17)	(0.07)
Total distributions declared to shareholders	$(0.14)		$(0.28)	$(0.41)	$(0.12)		$(0.50)	$(0.44)	$(0.29)
Net asset value, end of period (x)	$6.99		$6.96	$6.61	$8.62		$9.01	$9.10	$9.83
Total return (%) (r)(s)(t)(x)	2.60	(n)	9.82	(19.03)	(3.01	)(n)	4.78	(3.21)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.46	1.47	2.68	(a)	1.95	1.76	2.24	(a)
Expenses after expense reductions (f)	1.10	(a)	1.10	1.12	1.25	(a)	1.24	1.23	1.25	(a)
Net investment income	5.56	(a)	5.45	4.93	5.02	(a)	5.54	4.41	2.92	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$2,631		$2,835	$2,723	$4,159		$4,773	$11,247	$1,775

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.97		$6.62	$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.32	$0.09		$0.43	$0.37	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.26	(1.98)	(0.38)		(0.09)	(0.73)	(0.14)
Total from investment operations	$0.15		$0.58	$(1.66)	$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.12)	$(0.02)	$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.11)	(0.33)	(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.12)		$(0.23)	$(0.35)	$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$7.00		$6.97	$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(t)(x)	2.21	(n)	8.96	(19.62)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.21	2.23	3.45	(a)	2.71	2.49	3.11	(a)
Expenses after expense reductions (f)	1.85	(a)	1.85	1.86	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.78	(a)	4.73	4.19	4.24	(a)	4.80	3.66	2.18	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$262		$205	$185	$303		$296	$417	$172

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.97		$6.62	$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.31	$0.32	$0.09		$0.43	$0.38	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	(1.98)	(0.38)		(0.09)	(0.74)	(0.13)
Total from investment operations	$0.14		$0.58	$(1.66)	$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.12)	$(0.02)	$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.11)	(0.33)	(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.12)		$(0.23)	$(0.35)	$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$6.99		$6.97	$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(t)(x)	2.07	(n)	8.99	(19.62)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.20	2.28	3.44	(a)	2.71	2.55	3.08	(a)
Expenses after expense reductions (f)	1.85	(a)	1.85	1.87	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.81	(a)	4.65	4.17	4.26	(a)	4.80	3.88	2.14	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$490		$560	$803	$1,745		$1,835	$1,927	$248

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.96		$6.61	$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.42	$0.12		$0.52	$0.46	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	(2.01)	(0.38)		(0.09)	(0.71)	(0.13)
Total from investment operations	$0.17		$0.65	$(1.59)	$(0.26)		$0.43	$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.03)	$(0.01)		$—	$(0.25)	$(0.23)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.15)	(0.40)	(0.12)		(0.52)	(0.19)	(0.08)
Total distributions declared to shareholders	$(0.15)		$(0.30)	$(0.43)	$(0.13)		$(0.52)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$6.98		$6.96	$6.61	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	2.58	(n)	10.09	(18.92)	(2.94	)(n)	5.02	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.20	1.52	2.44	(a)	1.71	1.47	2.05	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	0.89	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income	5.79	(a)	5.67	5.21	5.26	(a)	5.80	4.56	3.14	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$1,430		$1,965	$997	$28,918		$29,263	$27,883	$24,630

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.98		$6.62	$8.63	$9.02		$9.11	$9.83	$10,00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.32	$0.09		$0.43	$0.34	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	(1.98)	(0.38)		(0.09)	(0.70)	(0.14)
Total from investment operations	$0.14		$0.59	$(1.66)	$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.12)	$(0.02)	$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.11)	(0.33)	(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.12)		$(0.23)	$(0.35)	$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$7.00		$6.98	$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	2.07	(n)	9.15	(19.62)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.21	2.22	3.44	(a)	2.71	2.49	3.16	(a)
Expenses after expense reductions (f)	1.85	(a)	1.85	1.86	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.83	(a)	4.71	4.21	4.25	(a)	4.80	3.41	2.20	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$55		$60	$55	$103		$104	$97	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.97		$6.62	$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.36	$0.11		$0.48	$0.39	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.28	(1.98)	(0.39)		(0.09)	(0.70)	(0.13)
Total from investment operations	$0.16		$0.62	$(1.62)	$(0.28)		$0.39	$(0.31)	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.02)	$(0.01)		$—	$(0.22)	$(0.20)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.13)	(0.37)	(0.10)		(0.48)	(0.16)	(0.07)
Total distributions declared to shareholders	$(0.14)		$(0.27)	$(0.39)	$(0.11)		$(0.48)	$(0.41)	$(0.27)
Net asset value, end of period (x)	$6.99		$6.97	$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	2.32	(n)	9.54	(19.21)	(3.06	)(n)	4.50	(3.35)	1.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.71	1.86	2.95	(a)	2.21	2.00	2.65	(a)
Expenses after expense reductions (f)	1.35	(a)	1.35	1.38	1.50	(a)	1.50	1.50	1.50	(a)
Net investment income	5.30	(a)	5.19	4.60	4.76	(a)	5.37	3.93	2.70	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$56		$55	$69	$422		$436	$109	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.97		$6.62	$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.37	$0.11		$0.49	$0.42	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.26	(1.97)	(0.38)		(0.08)	(0.70)	(0.13)
Total from investment operations	$0.16		$0.63	$(1.60)	$(0.27)		$0.41	$(0.28)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.02)	$(0.01)		$—	$(0.24)	$(0.22)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.14)	(0.39)	(0.11)		(0.50)	(0.17)	(0.07)
Total distributions declared to shareholders	$(0.14)		$(0.28)	$(0.41)	$(0.12)		$(0.50)	$(0.44)	$(0.29)
Net asset value, end of period (x)	$6.99		$6.97	$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	2.45	(n)	9.81	(19.00)	(3.00	)(n)	4.76	(3.11)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.46	1.38	2.69	(a)	1.96	1.74	2.40	(a)
Expenses after expense reductions (f)	1.10	(a)	1.10	1.11	1.25	(a)	1.25	1.25	1.25	(a)
Net investment income	5.57	(a)	5.46	5.01	5.01	(a)	5.56	4.21	2.95	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$265		$301	$262	$140		$143	$120	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
			2016	2015			2014	2013

Net asset value, beginning of period	$6.97		$6.62	$8.63	$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.39	$0.12		$0.52	$0.44	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	(1.97)	(0.38)		(0.09)	(0.69)	(0.13)
Total from investment operations	$0.17		$0.65	$(1.58)	$(0.26)		$0.43	$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.03)	$(0.01)		$—	$(0.25)	$(0.23)
From net realized gain on investments	—		—	—	—		—	(0.03)	—
From tax return of capital	—		(0.15)	(0.40)	(0.12)		(0.52)	(0.19)	(0.08)
Total distributions declared to shareholders	$(0.15)		$(0.30)	$(0.43)	$(0.13)		$(0.52)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$6.99		$6.97	$6.62	$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	2.58	(n)	10.08	(18.79)	(2.94	)(n)	5.02	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.21	1.22	2.44	(a)	1.71	1.49	2.15	(a)
Expenses after expense reductions (f)	0.85	(a)	0.85	0.86	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income	5.81	(a)	5.71	5.22	5.26	(a)	5.81	4.41	3.20	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$56		$55	$50	$100		$104	$99	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R6	Six months ended 4/30/17 (unaudited)		Years ended 10/31		Period ended 10/31/14 (z)		Years ended 7/31
			2016	2015			2014	2013 (i)

Net asset value, beginning of period	$6.97		$6.62	$8.63	$9.02		$9.11	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.38	$0.12		$0.52	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	(1.96)	(0.38)		(0.08)	(0.96)
Total from investment operations	$0.18		$0.66	$(1.58)	$(0.26)		$0.44	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.16)	$(0.03)	$(0.01)		$—	$(0.19)
From net realized gain on investments	—		—	—	—		—	(0.03)
From tax return of capital	—		(0.15)	(0.40)	(0.12)		(0.53)	(0.14)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.43)	$(0.13)		$(0.53)	$(0.36)
Net asset value, end of period (x)	$6.99		$6.97	$6.62	$8.63		$9.02	$9.11
Total return (%) (r)(s)(x)	2.64	(n)	10.19	(18.75)	(2.93	)(n)	5.06	(6.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.11	0.96	2.39	(a)	1.67	1.46	(a)
Expenses after expense reductions (f)	0.73	(a)	0.75	0.80	0.95	(a)	0.96	0.96	(a)
Net investment income	5.92	(a)	5.81	5.12	5.33	(a)	5.84	4.96	(a)
Portfolio turnover	63	(n)	80	102	28	(n)	116	188	(n)
Net assets at end of period (000 omitted)	$307,788		$312,790	$309,700	$95		$98	$94

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, December 3, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after

Notes to Financial Statements (unaudited) – continued

December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments

Notes to Financial Statements (unaudited) – continued

are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$315,362	$—	$—	$315,362
Non-U.S. Sovereign Debt	—	265,045,746	—	265,045,746
Foreign Bonds	—	16,672,249	—	16,672,249
Purchased Currency Options	—	15,783	—	15,783
Mutual Funds	18,464,272	—	—	18,464,272
Total Investments	$18,779,634	$281,733,778	$—	$300,513,412

Other Financial Instruments
Futures Contracts – Liabilities	$(244,087)	$—	$—	$(244,087)
Swap Agreements – Assets	—	1,388,904	—	1,388,904
Swap Agreements – Liabilities	—	(110,579)	—	(110,579)
Forward Foreign Currency Exchange Contracts – Assets	—	4,368,159	—	4,368,159
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,436,653)	—	(1,436,653)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund

Notes to Financial Statements (unaudited) – continued

uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(244,087)
Interest Rate	Interest Rate Swaps	1,042,396	(110,579)
Foreign Exchange	Forward Foreign Currency Exchange	4,368,159	(1,436,653)
Foreign Exchange	Purchased Currency Options	15,783	—
Equity	Purchased Equity Options	74,090	—
Credit	Credit Default Swaps	346,508	—
Total		$5,846,936	$(1,791,319)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$603,220	$1,526,953	$—	$—
Foreign Exchange	—	—	(7,495,155)	—
Equity	—	—	—	207,870
Credit	—	(228,732)	—	—
Total	$603,220	$1,298,221	$(7,495,155)	$207,870

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(481,542)	$(1,322,911)	$—	$—
Foreign Exchange	—	—	4,332,586	(224)
Equity	—	—	—	(35,827)
Credit	—	30,410	—	—
Total	$(481,542)	$(1,292,501)	$4,332,586	$(36,051)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2017:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(48,276)
Swaps, at value	1,149,597	(110,579)
Cleared Swap Agreements (a)	35,842	—
Forward Foreign Currency Exchange Contracts	4,368,159	(1,436,653)
Purchased Options	89,873	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$5,643,471	$(1,595,508)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	37,776	(48,276)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$5,605,695	$(1,547,232)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. The amount presented here represents the fund’s current day net variation margin and due from brokers for the cleared swap agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$75,577	$(75,577)	$—	$—	$—
Brown Brothers Harriman	127,559	(76,991)	—	—	50,568
Citibank N.A.	136,007	(2,478)	—	—	133,529
Deutsche Bank AG	247,778	(123,227)	—	—	124,551
Goldman Sachs International	953,952	(387,234)	—	—	566,718
JPMorgan Chase Bank N.A.	3,860,354	(771,215)	(2,880,702)	(208,437)	—
Morgan Stanley Capital Services, Inc.	204,468	(102,608)	—	(101,860)	—
Total	$5,605,695	$(1,539,682)	$(2,880,702)	$(310,297)	$875,366

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(83,127)	$75,577	$—	$—	$(7,550)
Brown Brothers Harriman	(76,991)	76,991	—	—	—
Citibank N.A.	(2,478)	2,478	—	—	—
Deutsche Bank AG	(123,227)	123,227	—	—	—
Goldman Sachs International	(387,234)	387,234	—	—	—
JPMorgan Chase Bank N.A.	(771,215)	771,215	—	—	—
Merrill Lynch International	(352)	—	—	—	(352)
Morgan Stanley Capital Services, Inc.	(102,608)	102,608	—	—	—
Total	$(1,547,232)	$1,539,330	$—	$—	$(7,902)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

Notes to Financial Statements (unaudited) – continued

above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Notes to Financial Statements (unaudited) – continued

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2017, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$7,431,849
Tax return of capital (b)	7,151,677
Total distributions	$14,583,526

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$300,465,487
Gross appreciation	10,258,245
Gross depreciation	(10,210,320)
Net unrealized appreciation (depreciation)	$47,925

As of 10/31/16
Capital loss carryforwards	(14,629,252)
Other temporary differences	873,282
Net unrealized appreciation (depreciation)	(2,943,375)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(8,629,200)
Long-Term	(6,000,052)
Total	$(14,629,252)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 4/30/17	Year ended 10/31/16	Six months ended 4/30/17	Year ended 10/31/16
Class A	$54,879	$57,955	$—	$55,771
Class B	3,796	3,530	—	3,396
Class C	8,541	9,738	—	9,371
Class I	34,298	24,140	—	23,229
Class R1	977	1,003	—	966
Class R2	1,073	1,214	—	1,168
Class R3	5,979	5,994	—	5,769
Class R4	1,214	1,173	—	1,129
Class R6	7,065,161	7,327,102	—	7,050,878
Total	$7,175,918	$7,431,849	$—	$7,151,677

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period November 1, 2016 through February 27, 2017, the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

Effective February 28, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement terminated on February 27, 2017. For the period November 1, 2016 through February 27, 2017, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $11,521, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2018. For the six months ended April 30, 2017, this reduction amounted to $610,017, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $95 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,182
Class B	0.75%	0.25%	1.00%	1.00%	1,069
Class C	0.75%	0.25%	1.00%	1.00%	2,399
Class R1	0.75%	0.25%	1.00%	1.00%	273
Class R2	0.25%	0.25%	0.50%	0.50%	132
Class R3	—	0.25%	0.25%	0.25%	346
Total Distribution and Service Fees					$7,401

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $3 for Class A, and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$—
Class B	103
Class C	42

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $666, which equated to 0.0004% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,909.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), under which each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2017, these costs for the fund amounted to $275,227 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and

Notes to Financial Statements (unaudited) – continued

is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $282 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At April 30, 2017, MFS held approximately 100% of the outstanding shares of Class R1, Class R2, and Class R4.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $167,529,280 and $177,302,599, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	49,550	$338,717	149,189	$1,013,894
Class B	9,008	60,998	20,461	140,533
Class C	7,504	50,945	26,757	179,355
Class I	97,367	654,160	233,242	1,603,561
Class R2	—	—	319	2,034
Class R3	1,278	8,637	3,490	22,978
Class R6	1,685,723	11,145,672	2,185,075	14,378,141
	1,850,430	$12,259,129	2,618,533	$17,340,496

Shares issued to shareholders in reinvestment of distributions
Class A	8,040	$54,142	16,518	$110,729
Class B	245	1,657	565	3,783
Class C	972	6,554	1,846	12,363
Class I	3,612	24,344	2,801	19,027
Class R1	145	977	294	1,969
Class R2	159	1,073	355	2,365
Class R3	887	5,976	1,753	11,763
Class R4	180	1,214	344	2,302
Class R6	1,044,751	7,044,639	2,144,624	14,353,088
	1,058,991	$7,140,576	2,169,100	$14,517,389

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(88,166)	$(591,812)	(170,251)	$(1,140,971)
Class B	(1,175)	(8,097)	(19,569)	(134,757)
Class C	(18,813)	(125,938)	(69,558)	(440,564)
Class I	(178,349)	(1,182,915)	(104,457)	(684,673)
Class R1	(855)	(5,645)	—	—
Class R2	—	—	(3,228)	(21,585)
Class R3	(7,455)	(50,829)	(1,664)	(11,009)
Class R6	(3,586,637)	(24,698,266)	(6,243,447)	(42,891,296)
	(3,881,450)	$(26,663,502)	(6,612,174)	$(45,324,855)

Net change
Class A	(30,576)	$(198,953)	(4,544)	$(16,348)
Class B	8,078	54,558	1,457	9,559
Class C	(10,337)	(68,439)	(40,955)	(248,846)
Class I	(77,370)	(504,411)	131,586	937,915
Class R1	(710)	(4,668)	294	1,969
Class R2	159	1,073	(2,554)	(17,186)
Class R3	(5,290)	(36,216)	3,579	23,732
Class R4	180	1,214	344	2,302
Class R6	(856,163)	(6,507,955)	(1,913,748)	(14,160,067)
	(972,029)	$(7,263,797)	(1,824,541)	$(13,466,970)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 37%, 32%, 19%, 3%, 2%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to

Notes to Financial Statements (unaudited) – continued

each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $1,108 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,171,511	88,909,117	(99,616,357)	18,464,271

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,732)	$—	$114,161	$18,464,272

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust X, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	47,079,841,296.441	543,077,753.583
John A. Caroselli	47,079,263,500.928	543,655,575.185
Maureen R. Goldfarb	47,079,730,700.440	543,181,611.914
David H. Gunning	46,973,805,216.237	649,457,370.227
Michael Hegarty	46,963,820,909.200	659,098,181.884
John P. Kavanaugh	47,086,401,597.642	536,517,432.631
Robert J. Manning	46,927,144,555.187	695,767,735.086
Clarence Otis, Jr.	47,049,690,674.050	573,228,402.063
Maryanne L. Roepke	47,108,547,219.521	514,365,128.003
Robin A. Stelmach	47,016,854,425.599	606,057,854.004
Laurie J. Thomsen	47,030,508,189.274	592,404,165.359

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Local Currency Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.